Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	44 Months Ended	60 Months Ended	75 Months Ended	79 Months Ended	103 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000017045 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.13%			8.13%				7.81%
C000017047 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%			8.35%				8.03%
C000189734 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%			8.34%			8.23%
C000017101 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.81%			16.51%				16.21%
C000017103 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.07%			16.74%				16.44%
C000189744 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.25%			16.91%			17.98%
C000017102 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.29%			14.85%				15.24%
C000088050 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.57%			15.35%				15.06%
C000017105 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%			15.93%				15.63%
C000189743 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.07%			16.74%			17.81%
C000131599 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.25%			16.91%				16.62%
C000236113 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.90%		16.78%
C000017106 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%			10.06%				11.58%
C000017108 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.02%			10.27%				11.80%
C000189746 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.19%			10.44%			13.12%
C000017107 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%			8.48%				10.65%
C000017109 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.56%			8.95%				10.47%
C000055524 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%			9.50%				11.03%
C000189745 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%			10.27%			12.95%
C000129042 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.19%			10.44%				11.98%
C000236114 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.98%		11.52%
C000017094 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%			14.49%				13.23%
C000017095 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.73%			14.72%				13.46%
C000189742 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%			14.89%			14.50%
C000017096 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.66%			12.86%				12.29%
C000017098 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%			13.35%				12.11%
C000017099 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.96%			13.92%				12.67%
C000189741 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.74%			14.72%			14.33%
C000212514 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.93%			14.89%		14.47%
C000212513 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.42%			15.39%		14.97%
C000017053 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.98%			16.28%				15.91%
C000017055 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.23%			16.51%				16.14%
C000189738 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.42%			16.68%			17.54%
C000017054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.50%			14.62%				14.93%
C000017058 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.73%			15.12%				14.75%
C000017059 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.36%			15.70%				15.33%
C000189737 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.24%			16.51%			17.36%
C000131597 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.42%			16.69%				16.31%
C000247666 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.12%	29.95%
C000017049 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%			7.61%				12.02%
C000017048 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%			7.82%				12.25%
C000189736 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.31%			7.98%			12.76%
C000017050 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%			6.08%				11.08%
C000017052 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%			6.54%				10.92%
C000055516 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%			7.07%				11.47%
C000189735 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.16%			7.83%			12.60%
C000131596 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.31%			7.99%				12.41%
C000212512 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%			8.85%		12.37%
C000017060 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.09%			16.17%				17.24%
C000017062 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.35%			16.41%				17.47%
C000189740 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.53%			16.58%			19.28%
C000017061 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%			14.52%				16.26%
C000017063 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%			15.02%				16.08%
C000017064 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.48%			15.59%				16.65%
C000189739 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.34%			16.41%			19.10%
C000131598 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.52%			16.58%				17.65%
C000214991 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%			17.25%	20.14%
Without Sales Load [Member] | C000017102 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.50%			16.22%				15.92%
Without Sales Load [Member] | C000017107 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.52%			9.78%				11.30%
Without Sales Load [Member] | C000017096 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%			14.20%				12.95%
Without Sales Load [Member] | C000017054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.67%			15.98%				15.61%
Without Sales Load [Member] | C000017050 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%			7.34%				11.74%
Without Sales Load [Member] | C000017061 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.78%			15.88%				16.95%
S&P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%			17.64%				14.64%
Bloomberg U.S. Aggregate Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%			(0.24%)				1.90%
S&P 500 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%			17.64%			15.16%
Bloomberg U.S. Aggregate Bond (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%			(0.24%)			1.85%
Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%			17.05%				14.39%
Russell 1000 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%			17.05%			14.89%
Russell 1000 (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%		14.63%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%			16.74%				14.08%
Russell 3000 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%			16.74%			14.50%
Russell 3000 (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%		14.24%
S&P 500 (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%			17.64%		15.93%
Russell 1000 (Inception Date 3/13/1997) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%			17.05%				14.39%
Russell 1000 (Inception Date 11/2/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	27.50%
Russell 3000 (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%			16.74%		15.19%
Russell 1000 (Inception Date 8/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%			17.05%	15.84%
60% S&P 500/40% Bloomberg U.S. Aggregate Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%			10.37%				9.63%
60% S&P 500/40% Bloomberg U.S. Aggregate Bond (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%			10.37%			9.93%
Russell 1000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%			19.24%				18.28%
Russell 1000 Growth (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%			19.24%			19.68%
Russell 1000 Growth (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%		19.10%
Russell Midcap Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.59%			11.17%				12.65%
Russell Midcap Growth (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.59%			11.17%			13.48%
Russell Midcap Growth (Inception Date 3/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.59%		11.55%
Russell 1000 Growth (Inception Date 3/13/1997) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%			19.24%				18.28%
Russell 1000 Growth (Inception Date 11/2/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%	34.80%
Russell 2000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%			8.94%				9.65%
Russell 2000 Growth (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%			8.94%			9.65%
Russell 2000 Growth (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%			8.94%		8.84%
Russell 1000 Growth (Inception Date 8/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.52%			19.24%	20.41%